[Letterhead of Wachtell, Lipton, Rosen & Katz]

February 5, 2013

VIA HAND DELIVERY AND EDGAR

Mr. Mark S. Webb

Legal Branch Chief

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	First PacTrust Bancorp, Inc.
Registration Statement on Form S-4
Filed January 3, 2013
File No. 333-185869
Form 10-K for the Year Ended December 31, 2011
Filed March 30, 2012
File No. 000-49806

Dear	Mr. Webb:

On behalf of First PacTrust Bancorp, Inc. (the “Company”), and in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to the Company’s registration statement on Form S-4 filed with the Commission on January 3, 2013 (as amended, the “Registration Statement”) contained in your letter dated January 30, 2013 (the “Comment Letter”), I submit this letter containing the Company’s responses to the Comment Letter. In connection with this letter, we are filing an amendment to the Registration Statement (“Amendment No. 1”) on the date hereof, and we are separately furnishing to the Staff six courtesy copies of Amendment No. 1 marked to show the changes made to the Registration Statement as filed on January 3, 2013.

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

The responses set forth in this letter are numbered to correspond to the numbered comments in the Comment Letter. For your convenience, we have set out the text of the comments from the Comment Letter followed by our response. Page numbers referenced in the responses refer to page numbers in Amendment No. 1.

Registration Statement on Form S-4

General

1.	Please consider the updating requirements of Regulation S-X 3-12 and tell us how you intend to satisfy them.

RESPONSE: We respectfully advise the Staff that the Company has considered and reviewed in detail the updating requirements of Regulation S-X 3-12. Presently, the Company intends to request that the Registration Statement be declared effective, and to mail the related proxy statement/prospectus in accordance with the Commission’s rules and regulations, on or prior to February 14, 2013. If the Registration Statement is not declared effective, or if the Company is unable to mail the related proxy statement/prospectus, on or prior to February 14, 2013 and the Company does not meet the conditions prescribed under Regulation S-X, Rule 3-01(c), then the Company will update the financial statements contained in the Registration Statement, in accordance with the rules and regulations of the Commission, including Regulation S-X 3-12, by subsequent amendment thereto.

2.	Please confirm, if true, that PBOC’s financial projections have not been provided to First Pactrust.

RESPONSE: The Company confirms that it has not been provided PBOC’s financial projections.

Risk Factors, page 31

3.	Please move this section in its entirety so that it is located directly after the Summary. Refer to Item 503(c) of Regulation S-K.

RESPONSE: The Registration Statement has been revised in response to the Staff’s comment. The Risk Factors section can now be found on page 15, directly after the Summary.

The completion of the merger may trigger change in control provisions, page 33

4.	We note that First PacTrust has entered into many agreements to avoid the triggering of these provisions; please elaborate on why you view this as a potential risk, what parties have not entered into an agreement and what the potential liability may be if they do not.

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

RESPONSE: The Registration Statement has been revised on page 17 in response to the Staff’s comment, by deleting this risk factor.

The Merger, page 40

5.	Please do not qualify your discussion in this section; although you may refer investors to the agreement for more detailed information, you must provide the material terms of the agreement in this section.

RESPONSE: The Registration Statement has been revised on page 41 in response to the Staff’s comment.

Recommendation of PBOC’s Board of Directors, page 43

6.	Please supplementally provide to the staff the board books or other materials, including projections, the boards considered in making their recommendations to shareholders.

RESPONSE: The presentation materials prepared by Milestone Advisors, LLC in connection with its opinion, dated August 21, 2012, to PBOC’s board of directors summarized under the caption “Opinion of Milestone Advisors, LLC,” are being provided to the Staff under separate cover on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act of 1934, as amended, and Rule 418 under the Securities Act of 1933, as amended. By separate letter, counsel also has requested confidential treatment of these materials pursuant to the provisions of 17 C.F.R. § 200.83. No other board books or other materials were prepared for, or presented to, the PBOC board of directors in connection with their review of the First PacTrust transaction and recommendation thereof.

Opinion of Milestone Advisors, LLC, page 52

7.	Please disclose the aggregate amount paid to Milestone by PBOC or First PacTrust over the past two years, as required by Section 1015 (b)(4) of Regulation M-A. Please include compensation for the investment banking, broker dealer, and other services you have disclosed, in the aggregate amount.

RESPONSE: The Registration Statement has been revised on page 53 in response to the Staff’s comment.

Interests of PBOC’s Directors and Executive Officers in the Merger, page 53

8.	In this section, you refer to many agreements that have been executed in connection with the merger but do not appear to have been filed as exhibits. Please file these exhibits, and any other material agreements, with your next amendment.

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

RESPONSE: In response to the Staff’s comment, the Registration Statement has been revised to include, as Exhibits 10.2, 10.3, 10.4, 10.5 and 10.6 thereto, respectively, (i) the Employment Agreement, dated August 21, 2012, by and between David R. Misch and First PacTrust, (ii) the Letter Agreement, dated August 21, 2012, by and among Nick Zappia, PBOC and First PacTrust, (iii) the Letter Agreement, dated August 21, 2012, by and among Richard A. Smith, PBOC and First PacTrust, (iv) the Change in Control and Severance Agreement, dated January 3, 2012, by and between PBOC and Joyce N. Kaneda, and the First Amendment thereto, dated as of February 5, 2013 and (v) the Change in Control and Severance Agreement, dated April 2, 2012, by and between PBOC and Suzanne Dondanville, and the First Amendment thereto, dated as of December February 4, 2013.

9.	We note that Messrs. Misch, Smith, and Zappia, will continue employment with First PacTrust after the merger has been completed. To the extent that these individuals will serve as executive officers, please provide the information required by Item 18(a)(7).

RESPONSE: The Company confirms that Messrs. Smith and Zappia will not serve as executive officers of the Company following the completion of the merger. The Company has not yet made a definitive determination as to whether Mr. Misch will be deemed to be an executive officer of the Company following the completion of the merger. In light of this uncertainty, the Registration Statement has been revised on page 58 to include the information required by Item 18(a)(7)(i) of Form S-4 (the information required by Item 401 of Regulation S-K) and 18(a)(7)(iii) of Form S-4 (the information required by Item 404 of Regulation S-K). Based on Mr. Misch’s anticipated title, compensation, duties and responsibilities at the Company following the completion of the merger, Mr. Misch will not be a “named executive officer” of the Company, as defined in Item 402 of Regulation S-K. In addition, the Company has no current intention to appoint Mr. Misch to the Company’s board of directors following the completion of the merger.

10.	We note your disclosure that “Richard Pachulski, a member of the board of directors of PBOC, has agreed to serve as the Chairman of a new Advisory Board to be formed by First PacTrust.” Please revise your disclosure to clarify whether this is a Board position, and executive officer position, or a consulting arrangement and what, if any, compensation is anticipated. Please file any agreement memorializing this arrangement with your next amendment.

RESPONSE: The Registration Statement has been revised on pages 54 and 59 in response to the Staff’s comment. The Registration Statement has been revised to include, as Exhibit 10.7, the Voting and Support Agreement, dated August 21, 2012, by and between First PacTrust Bancorp, Inc. and Richard M. Pachulski, memorializing, in paragraph 16 thereof, Mr. Pachulski’s agreement to serve as Chairman of the Advisory Board.

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

Material U. S. Federal Income Tax Consequences of the Merger, page 80

11.	Please revise to make clear this discussion is the opinion of Wachtell or based on an opinion that has been filed, not one to be delivered at closing.

RESPONSE: The Registration Statement has been revised on page 84 in response to the Staff’s comment. The Registration Statement has been revised to include, as Exhibit 8.1, an opinion of Wachtell, Lipton, Rosen & Katz regarding certain tax matters.

Where You Can Find More Information, page 117

12.	You can only incorporate future proxy statements into Form S-4; please revise.

RESPONSE: The Registration Statement has been revised on page 121 in response to the Staff’s comment.

Form 10-K for the Year Ended December 31, 2011 Lending Activities, page 3

13.	Please revise future filings to provide a more detailed discussion of your Green Accounts, including their significant features and how they compare to your other equity line products.

RESPONSE: The Company confirms it will provide a more detailed discussion of Green Accounts in future filings.

14.	Considering the different types of loans in your Green Account portfolio, please revise future filings to include a tabular presentation of the loans included in it.

RESPONSE: The Company confirms it will include a tabular presentation of the different types of loans in its Green Account portfolio in future filings.

15.	Regarding your numerous interest only products, please revise filings to provide a tabular presentation that disaggregates them by loan/product type and that identifies when they become fully amortizing. Discuss how your policies and procedures capture the risks associated with the increased payment requirements borrowers will have when the loans begin to amortize.

RESPONSE: The Company confirms it will include a tabular presentation of its interest-only products, disaggregating them by loan/product type and identifying when they become fully amortizing in future filings.

The Company has in place numerous policies and procedures to assess and mitigate the risks associated with its interest only lending products, including with respect to the increased payment requirements borrowers will have when the loans begin to amortize. Among other policies, the Company continually tracks the balances outstanding on all interest only lending products, enabling the Company to identify patterns in borrower

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

repayment or delinquency, and therefore to anticipate possible delinquencies and credit deterioration relating to such products taking into account increased payment requirements borrowers will have when the loans begin to amortize. The Company regularly assesses the payment history of interest only lending product borrowers, as well as such borrowers’ FICO credit scores, where permissible, to measure borrower creditworthiness and anticipate deterioration in the Company’s interest only portfolio. The Company also regularly tracks the underlying values of properties securing interest only lending products, further enabling the Company to anticipate credit deterioration relative to current and future payment requirements. The Company has, from time to time, engaged third party vendors with access to significant databases of interest only lending products originated or held by other institutions, which allows the Company to evaluate its own interest only lending products and practices against the creditworthiness and payment patterns of borrowers of similar products nationwide, and to adjust its lending practices based on the conclusions of such analysis. Further, the Company manages concentrations of Non-Traditional Mortgage products on a monthly basis to ensure such products do not exceed certain concentration limits (expressed as a ratio of such products to the Company’s capital), which are approved by the Company’s board of directors. In addition, the Company conducts periodic documented reviews of certain loans which have had significant deteriorated FICO scores and/or collateral values. Finally, the Company suspends or decreases lines of credit upon an indication of credit deterioration, and has developed internal policies and procedures governing the frequency and depth of review of interest only loans that have been suspended or decreased, the terms of such suspension and appropriate risk rating of those loans, taking into account current and anticipated payment requirements.

16.	Please revise future filings to discuss why filing Call Reports should allow you to better reflect the terms and characteristics of Green Accounts mortgage loans.

RESPONSE: The Company confirms it will discuss how filing Call Reports allows it to better reflect Green Accounts mortgage loans in future filings.

17.	Please revise future filings to disclose the percentage of HELCO’s in which you own the first deed of trust. Describe the procedures you follow for monitoring credit quality for those HELCO’s where you do not own the first deed of trust.

RESPONSE: The Company confirms it will disclose the percentage of HELOC’s in which it owns the first deed of trust in future filings.

PacTrust Bank does not have any HELOC’s for which it does not also own the first deed of trust. Beach also does not have any consumer residential HELOC’s for which it does not also own the first deed of trust. As of December 31, 2012, Beach had approximately $6 million of Business Purpose Commercial Revolving, open-end loans secured by 1-4 family residential properties and extended under lines of credit. Of that amount, most of the loans would be junior to a first deed of trust made by a lender other than Beach. It is Beach’s practice to review such loans annually for credit performance based on financial

Mark S. Webb

United States Securities and Exchange Commission

February 5, 2013

statements provided to the Bank by the business borrower(s) and/or guarantors. Based on such performance, such loans may be subject to limitations on further advances or, upon a covenant violation or an event of default, such loans may be called immediately due and payable. Typically, such revolving lines of credit revolve for a certain period, e.g., five years, and then amortize for a further period (e.g., 15 years), until repaid in full. Beach measures acceptable debt service coverage for such loans based on the payments that would be due during the period of full amortization.

In the event that the Company requests acceleration of the effective date of the Registration Statement, the Company acknowledges that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We hope that the foregoing, and the revisions to the Registration Statement, have been responsive to the Staff’s comments. If you have any questions or comments regarding the foregoing, please do not hesitate to contact me at (212) 403-1341 or by email at MMGuest@wlrk.com, or my colleague Edward J. Lee at (212) 403-1155 or by email at EJLee@wlrk.com.

Sincerely,

/s/ Matthew M. Guest

Matthew M. Guest

cc.	Via E-mail
John	C. Grosvenor
First	PacTrust Bancorp, Inc.